EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

12.    EARNINGS PER SHARE

The following table sets forth the computation of earnings per share for the years ended December 31:

	2019	2018	2017
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	50,265	60,740	50,659
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	3,976	(53,892)	5,383
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,780,935	1,873,563	1,953,779
Employee stock options	2,682	2,158	1,779
Weighted-average diluted shares outstanding	1,783,617	1,875,721	1,955,558

Earnings per share – basic, Russian Rubles	30.45	3.66	28.69
Basic EPS from continuing operations	28.22	32.42	25.93
Basic EPS from discontinued operations	2.23	(28.76)	2.76
Earnings per share – diluted, Russian Rubles	30.41	3.65	28.66
Diluted EPS from continuing operations	28.18	32.38	25.91
Diluted EPS from discontinued operations	2.23	(28.73)	2.75